Fair Value Measurements - Fair Value of Derivative Warrant Liabilities (Detail) - Private Placement Warrants [Member] - Fair Value, Inputs, Level 3 [Member]	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 1, 2021	$ 11,003,918
Change in fair value	12,110,456
Fair value as of March 31, 2021	$ 23,114,374